SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Real Estate-Related Securities) (Detail) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($) Investment	Dec. 31, 2019 USD ($)
Debt Securities, Available-for-sale [Line Items]
Real estate-related securities	$ 16,103	$ 0
CMBS
Debt Securities, Available-for-sale [Line Items]
Number of debt instruments | Investment	2
Real estate-related securities	$ 16,103	$ 0